UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06400
The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)

SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Address of principal executive offices) (Zip code)
101 Federal Street
Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-877-446-3863
Date of fiscal year end: December 31, 2011
Date of reporting period: March 31, 2011

Item 1. Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	ANALYTIC SHORT-TERM INCOME FUND
MARCH 31, 2011 (Unaudited)
SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT AGENCY OBLIGATIONS — 56.3%

	Face Amount	Value
FEDERAL HOME LOAN BANK — 2.4%
1.050%, 01/27/14	$500,000	$492,753

FEDERAL HOME LOAN MORTGAGE CORPORATION — 7.8%
0.950%, 03/07/13	1,100,000	1,099,989
0.875%, 02/15/13	500,000	498,934

		1,598,923

FEDERAL NATIONAL MORTGAGE ASSOCIATION — 46.1%
5.250%, 08/01/12	4,500,000	4,759,794
4.625%, 05/01/13	1,400,000	1,491,387
1.500%, 02/25/14	1,000,000	998,497
0.896%, 11/15/11 STRIPS (A)	2,200,000	2,188,905

		9,438,583

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $11,465,418)		11,530,259

U.S. TREASURY OBLIGATIONS — 21.4%

U.S. TREASURY BILLS (B)
0.149%, 06/02/11 (C)	4,325,000	4,324,477
0.137%, 07/07/11 (D)	50,000	49,986

TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,373,512)		4,374,463

CORPORATE OBLIGATIONS — 15.8%

FINANCIALS — 13.3%
American Express Bank
5.550%, 10/17/12	500,000	529,866
AvalonBay Communities
5.500%, 01/15/12	300,000	310,149
Bear Stearns
6.950%, 08/10/12	525,000	565,217
Countrywide Financial
0.750%, 05/07/12	500,000	498,375
Metropolitan Life Global Funding I
5.125%, 11/09/11	800,000	821,350

		2,724,957

TELECOMMUNICATIONS — 2.5%
Verizon New England
6.500%, 09/15/11	500,000	513,375

TOTAL CORPORATE OBLIGATIONS (Cost $3,190,299)		3,238,332

MUNICIPAL BOND — 4.9%

State of Illinois, GO
4.010%, 07/01/13 (Cost $1,044,879)	1,000,000	1,009,990

THE ADVISORS’ INNER CIRCLE FUND	ANALYTIC SHORT-TERM INCOME FUND
MARCH 31, 2011 (Unaudited)
PURCHASED OPTION CONTRACTS — 0.1%

	Contracts/
	Shares	Value
S&P 500 Index, April 2011, $1,330 Call*	16	$80
S&P 500 Index, April 2011, $1,335 Call*	7	945
S&P 500 Index, April 2011, $1,285 Put*	7	175
Volatility Binary Index, May 2011, $32.50 Call*	80	5,200
Volatility Binary Index, May 2011, $18.00 Put*	80	6,320

TOTAL PURCHASED OPTION CONTRACTS (Cost $30,418)		12,720

SHORT-TERM INVESTMENT — 2.1%

HighMark Diversified Money Market Fund, Fiduciary Class, 0.030% (E) (Cost $422,112)	422,112	422,112

TOTAL INVESTMENTS — 100.6% (Cost $20,526,638)†		$20,587,876

WRITTEN INDEX OPTION CONTRACTS — (0.4%)

S&P 500 Index, April 2011, $1,310 Call*	(7)	$(12,250)
S&P 500 Index, April 2011, $1,335 Call*	(16)	(80)
S&P 500 Index, April 2011, $1,310 Put*	(7)	(665)
S&P 500 Index, May 2011, $1,180 Put*	(4)	(2,000)
S&P 500 Index, May 2011, $1,225 Put*	(30)	(25,500)
Volatility Binary Index, May 2011, $25 Put*	(80)	(44,800)

TOTAL WRITTEN INDEX OPTION CONTRACTS (Premiums received $90,658)		$(85,295)

The following forward foreign currency contracts were outstanding as of March 31, 2011:

						Unrealized
Maturity		Currency to		Currency to		Appreciation
Date		Receive		Deliver	Contract Value	(Depreciation)
6/15/11	AUD	2,200,000	USD	(2,176,473)	2,252,553	$76,080
6/15/11	CAD	600,000	USD	(613,616)	615,925	2,309
6/15/11	CHF	600,000	USD	(663,453)	656,398	(7,055)
6/15/11	EUR	1,400,000	USD	(1,947,470)	1,983,368	35,898
6/15/11	GBP	400,000	USD	(651,040)	640,374	(10,666)
6/15/11	JPY	80,000,000	USD	(986,719)	965,964	(20,755)
6/15/11	NOK	12,000,000	USD	(2,143,508)	2,160,924	17,416
6/15/11	NZD	700,000	USD	(516,453)	530,926	14,473
6/15/11	SEK	14,000,000	USD	(2,206,149)	2,211,004	4,855
6/15/11	USD	1,703,213	AUD	(1,700,000)	1,740,609	(37,396)
6/15/11	USD	1,740,829	CAD	(1,700,000)	1,745,121	(4,292)
6/15/11	USD	1,741,159	CHF	(1,600,000)	1,750,394	(9,235)
6/15/11	USD	2,092,195	EUR	(1,500,000)	2,125,038	(32,843)
6/15/11	USD	640,712	GBP	(400,000)	640,374	338
6/15/11	USD	979,300	JPY	(80,000,000)	965,964	13,336
6/15/11	USD	1,243,238	NOK	(7,000,000)	1,260,540	(17,302)
6/15/11	USD	1,603,396	NZD	(2,200,000)	1,668,624	(65,228)
6/15/11	USD	1,096,992	SEK	(7,000,000)	1,105,501	(8,509)

						$(48,576)

THE ADVISORS’ INNER CIRCLE FUND	ANALYTIC SHORT-TERM INCOME FUND
MARCH 31, 2011 (Unaudited)
The outstanding forward foreign currency contracts held by the Fund as of March 31, 2011 were all held by the counterparty Morgan Stanley.
The following futures contracts were outstanding as of March 31, 2011:

	Number
Contract	of	Settlement	Unrealized
Description	Contracts	Month	Appreciation
U.S. 2 Year Treasury Note	37	July 2011	$5,074

Percentages are based on Net Assets of $20,459,328.

*	Non-income producing security.

(A)	Zero Coupon Bond. The rate reported is the effective yield at March 31, 2011.

(B)	The rate reported is the effective yield at time of purchase.

(C)	All or a portion of this security has been pledged as collateral for open written index option contracts.

(D)	All or a portion of this security has been pledged as collateral for open futures contracts.

(E)	The rate reported is the 7-day effective yield as of March 31, 2011.
GO — General Obligation
S&P — Standard & Poor’s
STRIPS — Separate Trading of Registered Interest and Principal Securities
Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro Dollar
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	U.S. Dollar

†	At March 31, 2011, the tax basis cost of the Fund’s investments was $20,805,547, and the unrealized appreciation and depreciation were $39,223 and $(256,894), respectively.
The summary of inputs used to value the Fund’s net assets as of March 31, 2011 is as follows:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$11,530,259	$—	$11,530,259
U.S. Treasury Obligations	—	4,374,463	—	4,374,463
Corporate Obligations	—	3,238,332	—	3,238,332
Municipal Bond	—	1,009,990	—	1,009,990
Purchased Option Contracts	12,720	—	—	12,720
Short-Term Investment	422,112	—	—	422,112

Total Investments in Securities	$434,832	$20,153,044	$—	$20,587,876

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Index Option Contracts	$(85,295)	$—	$—	$(85,295)
Forward Contracts — Appreciation	—	164,705	—	164,705
Forward Contracts — Depreciation	—	(213,281)	—	(213,281)
Futures Contracts	5,074	—	—	5,074

Total Other Financial Instruments	$(80,221)	$(48,576)	$—	$(128,797)

For the period ended March 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
ANA-QH-005-0200

Item 2. Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.
(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Philip T. Masterson
Philip T. Masterson
President

Date: May 31, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Philip T. Masterson
Philip T. Masterson
President

Date: May 31, 2011

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: May 31, 2011